Employee benefits: variable compensation (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Equity Participation And Other Compensation Plans [Line Items]
Disclosure of compensation-related personnel expenses [text block]
Variable compensation including financial advisor variable compensation
	Expenses recognized in 2018			Expenses deferred to 2019 and later
USD million	Related to the performance year 2018	Related to prior performance years	Total	Related to the performance year 2018	Related to prior performance years	Total
Non-deferred cash	2,089	(32)	2,057	0	0	0
Deferred compensation awards	373	565	938	585	653	1,238
of which: Equity Ownership Plan	217	309	526	325	244	570
of which: Deferred Contingent Capital Plan	131	226	357	238	382	620
of which: Asset Management EOP	25	28	53	22	26	48
of which: Other performance awards	0	2	2	0	1	1
Total variable compensation – performance awards	2,461	534	2,995	585	653	1,238
Replacement payments	7	64	72	60	41	102
Forfeiture credits	0	(136)	(136)	0	0	0
Severance payments	123	0	123	0	0	0
Retention plan and other payments	33	33	66	24	33	57
Deferred Contingent Capital Plan: interest expense	0	119	119	96	195	291
Total variable compensation – other	162	80	243	180	269	450
Financial advisor variable compensation	3,233	237	3,470	128	639	767
of which: non-deferred cash	3,089	0	3,089	0	0	0
of which: deferred share-based awards	51	44	95	52	131	183
of which: deferred cash-based awards	93	193	286	76	507	584
Compensation commitments with recruited financial advisors[1]	33	551	584	357	1,883	2,240
Total financial advisor variable compensation	3,266	789	4,054	484	2,522	3,006
Total variable compensation including FA variable compensation	5,889	1,403	7,292[2]	1,250	3,444	4,694
1 Reflects expenses related to compensation commitments with financial advisors entered into at the time of recruitment that are subject to vesting requirements. Amounts reflected as deferred expenses represent the maximum deferred exposure as of the balance sheet date. 2 Includes USD 634 million in expenses related to share-based compensation (performance awards: USD 526 million; other variable compensation: USD 12 million; financial advisor compensation: USD 95 million). A further USD 49 million in expenses related to share-based compensation was recognized within other Note 6 expense categories (Salaries: USD 15 million, related to role-based allowances; Social security: USD 8 million; Other personnel expenses: USD 26 million, related to the Equity Plus Plan). Total personnel expenses related to share-based equity-settled compensation excluding social security were USD 676 million.

Variable compensation including financial advisor variable compensation
	Expenses recognized in 2017			Expenses deferred to 2018 and later
USD million	Related to the performance year 2017	Related to prior performance years	Total	Related to the performance year 2017	Related to prior performance years	Total
Non-deferred cash	2,088	(25)	2,062	0	0	0
Deferred compensation awards	399	689	1,088	594	697	1,291
of which: Equity Ownership Plan	239	344	583	329	291	620
of which: Deferred Contingent Capital Plan	135	310	444	238	376	614
of which: Asset Management EOP	25	32	57	27	27	54
of which: Other performance awards	0	4	4	0	3	3
Total variable compensation – performance awards	2,487	664	3,151	594	697	1,291
Replacement payments	13	59	72	86	44	130
Forfeiture credits	0	(107)	(107)	0	0	0
Severance payments	113	0	113	0	0	0
Retention plan and other payments	25	38	63	30	33	63
Deferred Contingent Capital Plan: interest expense	0	111	111	80	222	301
Total variable compensation – other	151	101	252	196	298	494
Financial advisor variable compensation	3,050	260	3,310	156	795	951
of which: non-deferred cash	2,891	0	2,891	0	0	0
of which: deferred share-based awards	54	48	102	70	121	191
of which: deferred cash-based awards	104	212	316	86	674	760
Compensation commitments with recruited financial advisors[1]	31	723	754	369	2,058	2,428
Total financial advisor variable compensation	3,080	984	4,064	526	2,853	3,379
Total variable compensation including FA variable compensation	5,718	1,749	7,467[2]	1,316	3,848	5,164
1 Reflects expenses related to compensation commitments with financial advisors entered into at the time of recruitment that are subject to vesting requirements. Amounts reflected as deferred expenses represent the maximum deferred exposure as of the balance sheet date. 2 Includes USD 711 million in expenses related to share-based compensation (performance awards: USD 583 million; other variable compensation: USD 26 million; financial advisor compensation: USD 102 million). A further USD 101 million in expenses related to share-based compensation was recognized within other Note 6 expense categories (Salaries: USD 25 million, related to role-based allowances; Social security: USD 51 million; Other personnel expenses: USD 25 million, related to the Equity Plus Plan). Total personnel expenses related to share-based equity-settled compensation excluding social security were USD 735 million.

Variable compensation including financial advisor variable compensation
	Expenses recognized in 2016			Expenses deferred to 2017 and later
USD million	Related to the performance year 2016	Related to prior performance years	Total	Related to the performance year 2016	Related to prior performance years	Total
Non-deferred cash	1,842	(43)	1,799	0	0	0
Deferred compensation awards	379	835	1,215	677	841	1,518
of which: Equity Ownership Plan	217	491	708	511	349	861
of which: Deferred Contingent Capital Plan	136	299	435	132	460	593
of which: Asset Management EOP	26	39	66	34	26	60
of which: Other performance awards	0	6	6	0	5	5
Total variable compensation – performance awards	2,221	792	3,013	677	841	1,518
Replacement payments	25	62	87	40	30	70
Forfeiture credits	0	(74)	(74)	0	0	0
Severance payments	220	0	220	0	0	0
Retention plan and other payments	26	50	76	23	26	50
Deferred Contingent Capital Plan: interest expense	0	115	115	96	239	335
Total variable compensation – other	272	153	425	159	296	455
Financial advisor variable compensation	2,682	250	2,931	194	877	1,071
of which: non-deferred cash	2,534	0	2,534	0	0	0
of which: deferred share-based awards	34	49	82	57	117	174
of which: deferred cash-based awards	114	201	315	137	760	897
Compensation commitments with recruited financial advisors[1]	43	765	808	596	2,084	2,679
Total financial advisor variable compensation	2,725	1,015	3,740	790	2,961	3,750
Total variable compensation including FA variable compensation	5,218	1,960	7,178[2]	1,626	4,097	5,723
1 Reflects expenses related to compensation commitments with financial advisors entered into at the time of recruitment that are subject to vesting requirements. Amounts reflected as deferred expenses represent the maximum deferred exposure as of the balance sheet date. 2 Includes USD 831 million in expenses related to share-based compensation (performance awards: USD 708 million; other variable compensation: USD 41 million; financial advisor compensation: USD 82 million). A further USD 90 million in expenses related to share-based compensation was recognized within other Note 6 expense categories (Salaries: USD 39 million, related to role-based allowances; Social security: USD 27 million; Other personnel expenses: USD 24 million, related to the Equity Plus Plan). Total personnel expenses related to share-based equity-settled compensation excluding social security were USD 872 million.

Disclosure of number and weighted average exercise prices of UBS share and performance share awards [text block]
Movements in outstanding share and performance share awards granted under the EOP
	Number of shares 2018	Weighted averagegrant date fair value(USD)	Number of shares 2017	Weighted averagegrant date fair value(USD)
Outstanding, at the beginning of the year	162,835,713	15	165,626,088	16
Shares awarded during the year	58,329,398	17	63,872,651	15
Distributions during the year	(67,696,099)	15	(58,756,089)	16
Forfeited during the year	(6,623,984)	16	(7,906,936)	15
Outstanding, at the end of the year	146,845,027	16	162,835,713	15
of which: shares vested for accounting purposes	66,850,562		74,883,139

Disclosure of number and weighted average exercise prices of UBS option awards [text block]
Movements in outstanding option awards
	Number of options 2018	Weighted averageexercise price (CHF)	Number of options 2017	Weighted averageexercise price (CHF)
Outstanding, at the beginning of the year	32,583,168	25	55,913,291	39
Exercised during the year[1]	(1,813,583)	12	(1,632,319)	12
Forfeited during the year	(19,752)	23	(38,995)	27
Expired unexercised	(24,182,241)	29	(21,658,809)	61
Outstanding, at the end of the year	6,567,592	14	32,583,168	25
Exercisable, at the end of the year	6,567,592	14	32,583,168	25
1 The weighted average share price upon option exercise was CHF 16.22 in 2018 (2017: CHF 16.73), resulting in an intrinsic value of CHF 7 million of options exercised during 2018 (2017: CHF 8 million).

Disclosure of range of exercise prices of outstanding share options [text block]
	Options outstanding
Range of exercise prices	Number of options outstanding	Weighted averageexercise price (CHF)	Aggregate intrinsic value (CHF million)	Weighted average remaining contractual term (years)

CHF
10.21–15.00	3,294,894	10.27	6.5	0.2
15.01–25.00	3,272,698	16.95	0.0	0.6
10.21–25.00	6,567,592		6.5

Disclosure of number and weighted average exercise prices of SARs [text block]
Movements in outstanding SAR awards
	Number of SARs 2018	Weighted average exercise price (CHF)	Number of SARs 2017	Weighted average exercise price (CHF)
Outstanding, at the beginning of the year	8,513,415	12	10,807,315	12
Exercised during the year[1]	(2,490,146)	11	(2,212,700)	11
Forfeited during the year	(11,000)	13	(23,000)	11
Expired unexercised	(46,500)	12	(58,200)	13
Outstanding, at the end of the year	5,965,769	12	8,513,415	12
Exercisable, at the end of the year	5,965,769	12	8,513,415	12
1 The weighted average share price upon exercise of SARs was CHF 16.15 in 2018 (2017: CHF 16.70), resulting in an intrinsic value of CHF 12 million of SARs exercised during 2018 (2017: CHF 12 million).

Disclosure Of Range Of Exercise Prices Of Outstanding SARs Explanatory
	SARs outstanding
Range of exercise prices	Number of SARs outstanding	Weighted average exercise price (CHF)	Aggregate intrinsic value (CHF million)	Weighted average remaining contractual term (years)

CHF
11.12–12.50	5,633,269	11.34	5.1	0.2
12.51–15.00	2,500	14.85	0.0	0.4
15.01–17.50	42,000	16.80	0.0	0.4
17.51–20.00	288,000	19.25	0.0	0.7
11.12–20.00	5,965,769		5.1

UBS AG
Disclosure Of Equity Participation And Other Compensation Plans [Line Items]
Disclosure of compensation-related personnel expenses [text block]
Variable compensation including financial advisor variable compensation
	Expenses recognized in 2018			Expenses deferred to 2019 and later
USD million	Related to the performance year 2018	Related to prior performance years	Total	Related to the performance year 2018	Related to prior performance years	Total
Non-deferred cash	1,896	(26)	1,870	0	0	0
Deferred compensation awards	360	564	924	570	638	1,208
of which: Equity Ownership Plan	208	299	507	316	238	554
of which: Deferred Contingent Capital Plan	126	235	361	232	373	605
of which: Asset Management EOP	25	28	53	22	26	48
of which: Other performance awards	0	2	2	0	1	1
Total variable compensation – performance awards	2,256	538	2,794	570	638	1,208
Replacement payments	7	61	68	58	40	99
Forfeiture credits	0	(136)	(136)	0	0	0
Severance payments	106	0	106	0	0	0
Retention plan and other payments	31	33	64	23	33	56
Deferred Contingent Capital Plan: interest expense	0	116	116	96	191	288
Total variable compensation – other	144	75	220	178	264	442
Financial advisor variable compensation	3,233	237	3,470	128	639	767
of which: non-deferred cash	3,089	0	3,089	0	0	0
of which: deferred share-based awards	51	44	95	52	131	183
of which: deferred cash-based awards	93	193	286	76	507	584
Compensation commitments with recruited financial advisors[1]	33	551	584	357	1,883	2,240
Total financial advisor variable compensation	3,266	789	4,054	484	2,522	3,006
Total variable compensation including FA variable compensation	5,666	1,402	7,068[2]	1,233	3,424	4,656
1 Reflects expenses related to compensation commitments with financial advisors entered into at the time of recruitment that are subject to vesting requirements. Amounts reflected as deferred expenses represent the maximum deferred exposure as of the balance sheet date. 2 Includes USD 612 million in expenses related to share-based compensation (performance awards: USD 507 million; other variable compensation: USD 10 million; financial advisor compensation: USD 95 million). A further USD 44 million in expenses related to share-based compensation was recognized within other Note 6 expense categories (Salaries: USD 15 million, related to role-based allowances; Social security: USD 7 million; Other personnel expenses: USD 22 million, related to the Equity Plus Plan).

Variable compensation including financial advisor variable compensation
	Expenses recognized in 2017			Expenses deferred to 2018 and later
USD million	Related to the performance year 2017	Related to prior performance years	Total	Related to the performance year 2017	Related to prior performance years	Total
Non-deferred cash	1,982	(24)	1,958	0	0	0
Deferred compensation awards	392	704	1,096	589	685	1,274
of which: Equity Ownership Plan	235	364	599	322	286	608
of which: Deferred Contingent Capital Plan	132	304	436	240	369	609
of which: Asset Management EOP	25	32	57	27	27	54
of which: Other performance awards	0	4	4	0	3	3
Total variable compensation – performance awards	2,373	680	3,054	589	685	1,274
Replacement payments	12	58	70	82	41	123
Forfeiture credits	0	(106)	(106)	0	0	0
Severance payments	95	0	95	0	0	0
Retention plan and other payments	24	38	62	30	32	62
Deferred Contingent Capital Plan: interest expense	0	110	110	80	218	297
Total variable compensation – other	131	99	231	191	291	482
Financial advisor variable compensation	3,050	260	3,310	156	795	951
of which: non-deferred cash	2,891	0	2,891	0	0	0
of which: deferred share-based awards	54	48	102	70	121	191
of which: deferred cash-based awards	104	212	316	86	674	760
Compensation commitments with recruited financial advisors[1]	31	723	754	369	2,058	2,429
Total financial advisor variable compensation	3,080	984	4,064	526	2,853	3,379
Total variable compensation including FA variable compensation	5,585	1,764	7,349[2]	1,306	3,829	5,135
1 Reflects expenses related to compensation commitments with financial advisors entered into at the time of recruitment that are subject to vesting requirements. Amounts reflected as deferred expenses represent the maximum deferred exposure as of the balance sheet date. 2 Includes USD 726 million in expenses related to share-based compensation (performance awards: USD 599 million; other variable compensation: USD 25 million; financial advisor compensation: USD 102 million). A further USD 97 million in expenses related to share-based compensation was recognized within other Note 6 expense categories (Salaries: USD 25 million, related to role-based allowances; Social security: USD 49 million; Other personnel expenses: USD 23 million, related to the Equity Plus Plan).

Variable compensation including financial advisor variable compensation
	Expenses recognized in 2016			Expenses deferred to 2017 and later
USD million	Related to the performance year 2016	Related to prior performance years	Total	Related to the performance year 2016	Related to prior performance years	Total
Non-deferred cash	1,833	(42)	1,791	0	0	0
Deferred compensation awards	379	835	1,214	646	840	1,486
of which: Equity Ownership Plan	217	491	708	256	349	605
of which: Deferred Contingent Capital Plan	136	299	435	358	460	818
of which: Asset Management EOP	26	39	66	32	26	58
of which: Other performance awards	0	6	6	0	5	5
Total variable compensation – performance awards	2,212	793	3,005	646	840	1,486
Replacement payments	25	62	87	40	30	70
Forfeiture credits	0	(74)	(74)	0	0	0
Severance payments	220	0	220	0	0	0
Retention plan and other payments	26	51	78	23	26	50
Deferred Contingent Capital Plan: interest expense	0	113	113	96	239	335
Total variable compensation – other	271	153	425	159	296	455
Financial advisor variable compensation	2,682	250	2,931	194	877	1,071
of which: non-deferred cash	2,534	0	2,534	0	0	0
of which: deferred share-based awards	34	49	82	57	117	174
of which: deferred cash-based awards	114	201	315	137	760	897
Compensation commitments with recruited financial advisors[1]	43	765	808	596	2,084	2,679
Total financial advisor variable compensation	2,725	1,015	3,740	790	2,961	3,750
Total variable compensation including FA variable compensation	5,208	1,961	7,170[2]	1,595	4,096	5,691
1 Reflects expenses related to compensation commitments with financial advisors entered into at the time of recruitment that are subject to vesting requirements. Amounts reflected as deferred expenses represent the maximum deferred exposure as of the balance sheet date. 2 Includes USD 830 million in expenses related to share-based compensation (performance awards: USD 708 million; other variable compensation: USD 40 million; financial advisor compensation: USD 82 million). A further USD 90 million in expenses related to share-based compensation was recognized within other Note 6 expense categories (Salaries: USD 39 million, related to role-based allowances; Social security: USD 27 million; Other personnel expenses: USD 24 million, related to the Equity Plus Plan).

Disclosure of number and weighted average exercise prices of UBS share and performance share awards [text block]
Movements in outstanding share and performance share awards granted under the EOP
	Number of shares2018	Weighted average grant date fair value (USD)	Number of shares2017	Weighted average grant date fair value (USD)
Outstanding, at the beginning of the year	404,720	15	512,185	16
Shares awarded during the year	26,005	13	117,082	14
Distributions during the year	(228,932)	15	(212,984)	17
Forfeited during the year	0	0	(11,563)	15
Outstanding, at the end of the year	201,793	15	404,720	15
of which: shares vested for accounting purposes	133,225		132,117